Income Taxes (Details) - Schedule of provision for income tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal
State	2	3
Foreign	59	237
Total current	61	240
Deferred:
Federal	(82,419)	(48,017)
State	(38,560)	(49,894)
Foreign	11,056	(9,956)
Valuation allowance	109,923	107,867
Total deferred
Total provision	$ 61	$ 240